Contingent Liabilities	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Contingent Liabilities	NOTE 26. CONTINGENT LIABILITIES There were no material contingent liabilities in existence at June 30, 2025 and June 30, 2024.